Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,578)	$ (9,453)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	632	835
Share-based compensation	1,244	589
Noncash lease expense	61	280
Change in fair value of contingent payment obligation	8,367	1,094
Loss on disposal/impairment of equipment and other assets	487	412
Noncash expense for amendment of equity-related agreements	2,211
Inventory impairment charges		6
Changes in operating assets and liabilities:
Accounts receivable		2
Finished goods inventories		81
Prepaid expenses and other assets	292	221
Accounts payable and accrued expenses	1,757	2,790
Operating lease liabilities	(250)	(230)
Total adjustments	14,801	6,080
Net cash used in operating activities	(4,777)	(3,373)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	2	30
Purchases of property and equipment	(3)	(5)
Payments for patent costs and other intangible assets		(18)
Net cash (used in)/provided by investing activities	(1)	7
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and contingent payment rights in private offerings	4,801
Net proceeds from exercise of warrants	1,575	29
Net proceeds from debt financings	1,244	3,068
Debt repayments	(1,272)	(1,200)
Principal payments on finance lease obligation		(1)
Net cash provided by financing activities	6,348	1,896
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,570	(1,470)
CASH AND CASH EQUIVALENTS, beginning of year	57	1,527
CASH AND CASH EQUIVALENTS, end of year	1,627	57
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	61	4
Cash paid for income taxes